Fair Value of Financial Assets and Liabilities - Summary of Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Value as of December 31, 2020	$ 0
Issuance of convertible notes	750,000
Change in fair value of convertible notes	76,738
Settlement into convertible preferred stock	(826,738)
Value as of December 31, 2021	$ 0